INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision
Details of the Company’s income tax provision are presented below:

In millions of dollars	2021	2020	2019
Current
Federal	$522	$305	$365
Non-U.S.	3,288	4,113	4,352
State	228	440	323
Total current income taxes	$4,038	$4,858	$5,040
Deferred
Federal	$1,059	$(1,430)	$(907)
Non-U.S.	8	(690)	10
State	346	(213)	287
Total deferred income taxes	$1,413	$(2,333)	$(610)
Provision for income tax on continuing operations before noncontrolling interests(1)	$5,451	$2,525	$4,430
Provision (benefit) for income taxes on discontinued operations	—	—	(27)
Income tax expense (benefit) reported in stockholders’ equity related to:
FX translation	(146)	23	(11)
Investment securities	(1,367)	1,214	648
Employee stock plans	(6)	(4)	(16)
Cash flow hedges	(476)	455	269
Benefit plans	240	(23)	(119)
FVO DVA	64	(141)	(337)
Excluded fair value hedges	2	(8)	8
Retained earnings(2)	—	(911)	46
Income taxes before noncontrolling interests	$3,762	$3,130	$4,891

(1)Includes the tax on realized investment gains and impairment losses resulting in a provision (benefit) of $169 million and $(57) million in 2021, $454 million and $(14) million in 2020 and $373 million and $(9) million in 2019, respectively.
(2)2020 reflects the tax effect of ASU 2016-13 for current expected credit losses (CECL). 2019 reflects the tax effect of the accounting change for ASU 2016-02 for lease transactions.

Schedule of effective income tax rate reconciliation
The reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate applicable to income from continuing operations (before noncontrolling interests and the cumulative effect of accounting changes) for each of the periods indicated is as follows:

	2021	2020	2019
Federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	2.1	1.3	1.9
Non-U.S. income tax rate differential	1.6	3.5	1.3
Nondeductible FDIC premiums	0.6	1.3	0.4
Tax advantaged investments	(2.3)	(4.4)	(2.3)
Valuation allowance releases(1)	(1.7)	(4.4)	(3.0)
Other, net	(1.5)	0.2	(0.8)
Effective income tax rate	19.8%	18.5%	18.5%

(1)See “Deferred Tax Assets” below for a description of the components.

Schedule of deferred tax assets and liabilities
Deferred income taxes at December 31 related to the following:

In millions of dollars	2021	2020
Deferred tax assets
Credit loss deduction	$5,330	$6,791
Deferred compensation and employee benefits	2,335	2,510
U.S. tax on non-U.S. earnings	1,138	1,195
Investment and loan basis differences	2,970	1,486
Tax credit and net operating loss carry-forwards	15,620	17,416
Fixed assets and leases	3,064	2,935
Other deferred tax assets	3,549	3,832
Gross deferred tax assets	$34,006	$36,165
Valuation allowance	$4,194	$5,177
Deferred tax assets after valuation allowance	$29,812	$30,988
Deferred tax liabilities
Intangibles and leases	$(2,446)	$(2,526)
Non-U.S. withholding taxes	(987)	(921)
Interest-related items	—	(597)
Other deferred tax liabilities	(1,590)	(2,104)
Gross deferred tax liabilities	$(5,023)	$(6,148)
Net deferred tax assets	$24,789	$24,840

Summary of unrecognized tax benefits
The following is a rollforward of the Company’s unrecognized tax benefits:

In millions of dollars	2021	2020	2019
Total unrecognized tax benefits at January 1	$861	$721	$607
Net amount of increases for current year’s tax positions	97	51	50
Gross amount of increases for prior years’ tax positions	515	217	151
Gross amount of decreases for prior years’ tax positions	(107)	(74)	(44)
Amounts of decreases relating to settlements	(64)	(40)	(21)
Reductions due to lapse of statutes of limitation	(2)	(13)	(23)
Foreign exchange, acquisitions and dispositions	(4)	(1)	1
Total unrecognized tax benefits at December 31	$1,296	$861	$721

Schedule of income tax penalties and interest accrued	Interest and penalties (not included in unrecognized tax benefits above) are a component of Provision for income taxes.

	2021		2020		2019
In millions of dollars	Pretax	Net of tax	Pretax	Net of tax	Pretax	Net of tax
Total interest and penalties on the Consolidated Balance Sheet at January 1	$118	$96	$100	$82	$103	$85
Total interest and penalties in the Consolidated Statement of Income	32	24	14	10	(4)	(4)
Total interest and penalties on the Consolidated Balance Sheet at December 31(1)	214	164	118	96	100	82

(1)Includes $3 million, $4 million and $3 million for non-U.S. penalties in 2021, 2020 and 2019, respectively. Also includes $0 million, $1 million and $1 million for state penalties in 2021, 2020 and 2019, respectively.

Schedule of major jurisdictions and earliest tax year subject to examination
The following are the major tax jurisdictions in which the Company and its affiliates operate and the earliest tax year subject to examination:

Jurisdiction	Tax year
United States	2016
Mexico	2016
New York State and City	2009
United Kingdom	2016
India	2017
Singapore	2019
Hong Kong	2015
Ireland	2017

Schedule of deferred tax assets and liabilities by jurisdiction
The following table summarizes Citi’s DTAs:

In billions of dollars
Jurisdiction/component(1)	DTAs balance December 31, 2021	DTAs balance December 31, 2020
U.S. federal(2)
Net operating losses (NOLs)(3)	$3.2	$3.0
Foreign tax credits (FTCs)	2.8	4.4
General business credits (GBCs)	4.5	3.6
Future tax deductions and credits	8.4	7.9
Total U.S. federal	$18.9	$18.9
State and local
New York NOLs	$1.2	$1.5
Other state NOLs	0.2	0.1
Future tax deductions	1.8	1.7
Total state and local	$3.2	$3.3
Non-U.S.
NOLs	$0.5	$0.6
Future tax deductions	2.2	2.0
Total non-U.S.	$2.7	$2.6
Total	$24.8	$24.8
(1)All amounts are net of valuation allowances.
(2)Included in the net U.S. federal DTAs of $18.9 billion as of December 31, 2021 were deferred tax liabilities of $2.7 billion that will reverse in the relevant carry-forward period and may be used to support the DTAs.
(3)Consists of non-consolidated tax return NOL carry-forwards that are eventually expected to be utilized in Citigroup’s consolidated tax return.
Summary of tax carryforwards
The following table summarizes the amounts of tax carry-forwards and their expiration dates:

In billions of dollars
Year of expiration	December 31, 2021	December 31, 2020
U.S. tax return general basket foreign tax credit carry-forwards(1)
2022	$0.5	$2.3
2023	0.4	0.4
2025	1.5	1.4
2027	1.1	1.2
Total U.S. tax return general basket foreign tax credit carry-forwards	$3.5	$5.3
U.S. tax return branch basket foreign tax credit carry-forwards(1)
2021	$—	$0.7
2022	1.0	1.0
2028	0.6	0.6
2029	0.2	0.2
Total U.S. tax return branch basket foreign tax credit carry-forwards	$1.8	$2.5
U.S. tax return general business credit carry-forwards
2032	$0.4	$0.3
2033	0.3	0.3
2034	0.2	0.2
2035	0.2	0.2
2036	0.2	0.2
2037	0.5	0.5
2038	0.5	0.5
2039	0.7	0.7
2040	0.7	0.7
2041	0.8	—
Total U.S. tax return general business credit carry-forwards	$4.5	$3.6
U.S. subsidiary separate federal NOL carry-forwards
2027	$0.1	$0.1
2028	0.1	0.1
2030	0.3	0.3
2033	1.6	1.5
2034	2.0	2.0
2035	3.3	3.3
2036	2.1	2.1
2037	1.0	1.0
Unlimited carry-forward period	4.6	3.9
Total U.S. subsidiary separate federal NOL carry-forwards(2)	$15.1	$14.3
New York State NOL carry-forwards(2)
2034	$6.6	$8.1
New York City NOL carry-forwards(2)
2034	$7.2	$8.7
Non-U.S. NOL carry-forwards(1)
Various	$1.1	$1.2

(1)Before valuation allowance.
(2)Pretax.